Other Receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Receivables

11	OTHER RECEIVABLES

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Prepayments	6,395	4,500
Deposits	7,476	9,115
Grant receivable	—	722
Others	4,120	3,794

	17,991	18,131

Analysed as:
Current	13,220	12,257
Non-current	4,771	5,874

	17,991	18,131

Non-current other receivables relate to refundable deposits for office tenancies and utilities that are non-interest bearing and are due for repayment in years
2022 to 2026 (2020: 2022 to 2026).
For purpose of impairment assessment, other receivables are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to
12-month
ECL.
In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that may be specific to the debtors in estimating the probability of default of each of these receivables, as well as the loss upon default in each case. Management has determined that those receivables are subject to immaterial credit loss and adequate loss allowance has been provided.